Fair Value Measurements - Summary of Financial Assets and Liabilities Measured at Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash equivalents:
Cash equivalents	$ 113,794	$ 23,854	$ 32,641
Short-term investments:
Short-term investments	4,995	93,822	127,703
Corporate and Agency Bonds
Short-term investments:
Short-term investments			28,667
Money Market Fund
Cash equivalents:
Cash equivalents	113,794	23,854	32,641
U.S. Government Treasury Securities
Short-term investments:
Short-term investments	4,995	93,822	99,036
Level 1
Cash equivalents:
Cash equivalents	113,794	23,854	32,641
Short-term investments:
Short-term investments	4,995	93,822	99,036
Level 1 | Money Market Fund
Cash equivalents:
Cash equivalents	113,794	23,854	32,641
Level 1 | U.S. Government Treasury Securities
Short-term investments:
Short-term investments	$ 4,995	$ 93,822	99,036
Level 2
Short-term investments:
Short-term investments			28,667
Level 2 | Corporate and Agency Bonds
Short-term investments:
Short-term investments			$ 28,667